iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aluminum  — 1.0%
Century Aluminum Co.
(a)(b)
.................... 835,201 $ 15,217,362
Kaiser Aluminum Corp. ...................... 235,723 16,564,255
31,781,617
a
Automotive Parts & Equipment  — 0.5%
XPEL, Inc.
(a)
............................. 421,403 16,830,836
a
Building Products  — 5.7%
Advanced Drainage Systems, Inc. .............. 146,103 16,889,507
Apogee Enterprises, Inc. ..................... 228,707 16,331,967
Armstrong World Industries, Inc. ................ 120,267 16,997,335
AZEK Co., Inc. (The), Class A
(a)
................ 350,041 16,616,446
Builders FirstSource, Inc.
(a)
................... 107,927 15,426,006
Carlisle Companies, Inc. ..................... 43,126 15,906,594
Gibraltar Industries, Inc.
(a)
.................... 268,703 15,826,607
Insteel Industries, Inc. ....................... 539,784 14,579,566
Owens Corning ........................... 93,981 16,006,844
Simpson Manufacturing Co., Inc. ............... 102,550 17,005,866
Trex Co., Inc.
(a)
........................... 244,439 16,873,624
178,460,362
a
Commodity Chemicals  — 3.9%
AdvanSix, Inc. ............................ 602,788 17,173,430
Hawkins, Inc. ............................ 140,343 17,215,876
Koppers Holdings, Inc. ...................... 526,763 17,067,121
LyondellBasell Industries N.V., Class A ........... 248,407 18,449,188
Mativ Holdings, Inc. ........................ 1,563,212 17,039,011
Olin Corp. ............................... 459,796 15,541,105
Westlake Corp. ........................... 152,612 17,496,966
119,982,697
a
Construction & Engineering  — 11.6%
AECOM ................................ 166,820 17,819,712
API Group Corp.
(a)(b)
........................ 491,601 17,682,888
Argan, Inc. .............................. 128,982 17,675,693
Bowman Consulting Group, Ltd.
(a)
............... 669,576 16,705,921
Comfort Systems USA, Inc. ................... 38,180 16,190,611
Construction Partners, Inc., Class A
(a)
............ 186,302 16,480,275
EMCOR Group, Inc. ........................ 37,278 16,920,484
Fluor Corp.
(a)(b)
............................ 340,129 16,775,162
Granite Construction, Inc. .................... 193,098 16,936,626
Great Lakes Dredge & Dock Corp.
(a)
............. 1,519,278 17,152,649
Limbach Holdings, Inc.
(a)
..................... 193,571 16,558,063
MasTec, Inc.
(a)(b)
........................... 133,707 18,202,871
Matrix Service Co.
(a)(c)
....................... 1,473,274 17,635,090
MYR Group, Inc.
(a)(b)
........................ 114,099 16,974,508
Northwest Pipe Co.
(a)
....................... 340,861 16,449,952
Primoris Services Corp. ..................... 229,592 17,540,829
Quanta Services, Inc. ....................... 57,075 18,038,554
Stantec, Inc. ............................. 219,297 17,203,850
Sterling Infrastructure, Inc.
(a)
.................. 96,943 16,330,048
Tutor Perini Corp.
(a)
........................ 708,581 17,147,660
Valmont Industries, Inc. ...................... 56,067 17,194,067
359,615,513
a
Construction Machinery & Heavy Transportation Equipment  — 2.7%
Astec Industries, Inc. ....................... 503,738 16,925,597
Greenbrier Companies, Inc. (The) ............... 281,164 17,148,192
Oshkosh Corp. ........................... 177,958 16,918,467
Terex Corp. .............................. 358,438 16,567,004
Trinity Industries, Inc. ....................... 499,625 17,536,838
85,096,098
a
Security Shares Value
a
Construction Materials  — 3.3%
Eagle Materials, Inc.
(b)
....................... 63,956 $ 15,781,783
Knife River Corp.
(a)
......................... 180,139 18,309,328
Martin Marietta Materials, Inc.
(b)
................ 32,650 16,863,725
Summit Materials, Inc., Class A
(a)
............... 373,539 18,901,073
United States Lime & Minerals, Inc. .............. 124,398 16,512,591
Vulcan Materials Co. ....................... 66,150 17,015,764
103,384,264
a
Copper  — 0.6%
Taseko Mines, Ltd.
(a)
........................ 9,681,518 18,782,145
a
Distributors  — 0.6%
Pool Corp. .............................. 50,884 17,348,391
a
Diversified Chemicals  — 0.5%
LSB Industries, Inc.
(a)
....................... 2,201,366 16,708,368
a
Diversified Metals & Mining  — 0.5%
Compass Minerals International, Inc. ............. 1,398,363 15,731,584
a
Electric Utilities  — 19.1%
ALLETE, Inc. ............................ 384,815 24,936,012
Alliant Energy Corp. ........................ 406,746 24,054,958
American Electric Power Co., Inc. ............... 259,113 23,897,992
Constellation Energy Corp. ................... 97,922 21,906,131
Duke Energy Corp. ........................ 221,552 23,870,013
Edison International ........................ 295,842 23,620,025
Entergy Corp. ............................ 327,738 24,849,095
Evergy, Inc. .............................. 394,471 24,279,690
Eversource Energy ........................ 415,456 23,859,638
Exelon Corp. ............................. 656,168 24,698,164
FirstEnergy Corp. ......................... 606,198 24,114,556
Fortis, Inc. .............................. 558,362 23,211,108
Hawaiian Electric Industries, Inc.
(a)
.............. 2,329,826 22,669,207
IDACORP, Inc. ........................... 215,739 23,575,958
MGE Energy, Inc. .......................... 247,494 23,254,536
NextEra Energy, Inc. ....................... 330,090 23,664,152
NRG Energy, Inc. .......................... 250,211 22,574,036
OGE Energy Corp. ......................... 587,138 24,219,443
PG&E Corp. ............................. 1,221,639 24,652,675
Pinnacle West Capital Corp. .................. 271,165 22,986,657
Portland General Electric Co. .................. 539,326 23,525,400
PPL Corp. .............................. 739,165 23,993,296
Southern Co. (The) ........................ 292,842 24,106,754
TXNM Energy, Inc. ......................... 503,465 24,755,374
Xcel Energy, Inc. .......................... 356,122 24,045,358
595,320,228
a
Environmental & Facilities Services  — 1.0%
Enviri Corp.
(a)
............................ 1,568,938 12,080,823
Tetra Tech, Inc. ........................... 444,501 17,708,920
29,789,743
a
Forest Products  — 1.1%
Louisiana-Pacific Corp. ...................... 157,776 16,337,705
West Fraser Timber Co., Ltd.
(b)
................. 201,977 17,481,109
33,818,814
a
Gas Utilities  — 5.0%
Atmos Energy Corp. ........................ 174,950 24,365,287
Chesapeake Utilities Corp. ................... 191,413 23,227,968
MDU Resources Group, Inc. .................. 974,616 17,562,580
Northwest Natural Holding Co. ................. 592,743 23,448,913
ONE Gas, Inc. ............................ 341,998 23,683,361
Southwest Gas Holdings, Inc. ................. 250,903 17,741,351

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Gas Utilities (continued)
Spire, Inc. ............................... 352,683 $ 23,922,488
153,951,948
a
Homebuilding  — 0.5%
TopBuild Corp.
(a)(b)
......................... 50,477 15,715,509
a
Household Appliances  — 0.6%
Worthington Enterprises, Inc. .................. 464,751 18,641,163
a
Independent Power Producers & Energy Traders  — 0.7%
Vistra Corp. ............................. 155,243 21,403,352
a
Industrial Machinery & Supplies & Components  — 1.2%
Luxfer Holdings PLC
(c)
...................... 1,372,073 17,960,436
Mueller Industries, Inc. ...................... 241,054 19,130,045
37,090,481
a
Multi-Utilities  — 11.6%
Algonquin Power & Utilities Corp. ............... 5,306,825 23,615,371
Ameren Corp. ............................ 270,574 24,118,966
Avista Corp. ............................. 665,749 24,386,386
Black Hills Corp. .......................... 401,097 23,472,196
CenterPoint Energy, Inc. ..................... 784,458 24,890,852
CMS Energy Corp. ......................... 369,748 24,643,704
Consolidated Edison, Inc. .................... 261,927 23,371,746
Dominion Energy, Inc. ....................... 443,103 23,865,528
DTE Energy Co. .......................... 204,294 24,668,501
NiSource, Inc. ............................ 670,154 24,634,861
Northwestern Energy Group, Inc. ............... 464,832 24,849,919
Public Service Enterprise Group, Inc. ............ 275,955 23,315,438
Sempra ................................ 277,186 24,314,756
Unitil Corp. .............................. 429,762 23,288,803
WEC Energy Group, Inc. ..................... 255,803 24,055,714
361,492,741
a
Oil & Gas Equipment & Services  — 0.6%
Atlas Energy Solutions, Inc. ................... 848,269 18,814,606
a
Oil & Gas Storage & Transportation  — 7.9%
Antero Midstream Corp. ..................... 1,622,204 24,479,058
DT Midstream, Inc. ......................... 241,289 23,991,365
Enbridge, Inc. ............................ 575,706 24,427,206
EnLink Midstream LLC ...................... 1,620,088 22,924,245
Kinder Morgan, Inc., Class P .................. 894,345 24,505,053
Kinetik Holdings, Inc., Class A ................. 426,734 24,200,085
New Fortress Energy, Inc., Class A .............. 2,001,284 30,259,414
ONEOK, Inc. ............................. 227,852 22,876,341
TC Energy Corp. .......................... 514,735 23,950,620
Williams Companies, Inc. (The) ................ 436,868 23,643,296
245,256,683
a
Rail Transportation  — 2.3%
CSX Corp. .............................. 720,927 23,264,314
Norfolk Southern Corp. ...................... 95,237 22,352,124
Union Pacific Corp. ........................ 106,331 24,247,721
69,864,159
a
Research & Consulting Services  — 1.1%
Jacobs Solutions, Inc. ....................... 137,675 18,396,134
NV5 Global, Inc.
(a)
......................... 906,631 17,080,928
35,477,062
a
Specialty Chemicals  — 1.7%
Eastman Chemical Co. ...................... 187,750 17,145,330
Ecovyst, Inc.
(a)
............................ 2,354,314 17,986,959
Security Shares Value
a
Specialty Chemicals (continued)
Ingevity Corp.
(a)
........................... 402,797 $ 16,413,977
51,546,266
a
Steel  — 6.3%
Algoma Steel Group, Inc.
(b)
................... 1,869,534 18,284,042
ATI, Inc.
(a)
............................... 329,726 18,148,119
Carpenter Technology Corp. .................. 98,056 16,641,084
Cleveland-Cliffs, Inc.
(a)
...................... 1,602,684 15,065,230
Commercial Metals Co. ...................... 309,203 15,336,469
Metallus, Inc.
(a)
........................... 1,153,543 16,299,563
Nucor Corp. ............................. 133,098 15,533,867
Olympic Steel, Inc. ......................... 466,464 15,304,684
Reliance, Inc. ............................ 62,340 16,785,668
Ryerson Holding Corp. ...................... 795,297 14,720,947
Steel Dynamics, Inc. ........................ 138,610 15,811,243
United States Steel Corp. .................... 493,518 16,774,677
194,705,593
a
Trading Companies & Distributors  — 2.0%
BlueLinx Holdings, Inc.
(a)
..................... 149,099 15,231,954
Boise Cascade Co.
(b)
....................... 130,096 15,463,211
H&E Equipment Services, Inc. ................. 316,315 15,486,782
United Rentals, Inc. ........................ 22,092 15,562,488
61,744,435
a
Water Utilities  — 5.8%
American States Water Co. ................... 302,472 23,508,124
American Water Works Co., Inc. ................ 187,624 23,357,312
Artesian Resources Corp., Class A, NVS
(c)
......... 726,622 22,975,788
California Water Service Group ................ 509,978 23,117,303
Essential Utilities, Inc. ....................... 637,801 23,164,932
Middlesex Water Co. ....................... 345,986 18,209,243
SJW Group .............................. 468,690 23,068,922
York Water Co. (The)
(c)
...................... 718,010 23,493,287
180,894,911
a
Total Long-Term Investments — 99.4%
(Cost: $2,782,320,660) ............................... 3,089,249,569
a
Short-Term Securities
Money Market Funds  —  1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
4.63%
(c)(d)(e)
............................ 13,526,507 13,533,270
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.44%
(c)(d)
............................. 17,939,044 17,939,044
a
Total Short-Term Securities — 1.0%
(Cost: $31,469,348) ................................. 31,472,314
Total Investments — 100.4%
(Cost: $2,813,790,008) ............................... 3,120,721,883
Liabilities in Excess of Other Assets — (0.4)% ............... (11,277,179)
Net Assets — 100.0% ................................. $ 3,109,444,704
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
Artesian Resources
Corp.
(a)
..... N/A $ 10,641,911  $ (1,744,650) $ (589,464) $ (2,544,035) $ 22,975,788  726,622  $ 468,742  $ —
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 42,165,349  —  (28,633,255)
(b)
10,984  (9,808) 13,533,270  13,526,507  164,251
(c)
—
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 4,277,258  13,661,786
(b)
—  —  —  17,939,044  17,939,044  191,077  —
Luxfer Holdings
PLC
(a)
...... N/A 4,033,169  (3,513,882) (546,226) 4,445,866  17,960,436  1,372,073  190,453  —
Matrix Service
Co.
(a)
...... N/A 7,684,787  (4,890,629) (383,651) 104,024  17,635,090  1,473,274  —  —
York Water Co.
(The)
(a)
..... N/A 7,756,469  (188,660) (21,728) (1,936,125) 23,493,287  718,010  157,388  —
$ (1,530,085) $ 59,922
$ 113,536,915
$ 1,171,911  $ —
(a)
As of the beginning of the period, the entity was not considered an affiliate.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 7 03/21/25 $ 634 $ 3,976
E-Mini S&P MidCap 400 Index ............................................................ 13 03/21/25 4,091 (30,479)
E-Mini Utilities Select Sector Index ......................................................... 24 03/21/25 1,847 9,762
$ (16,741)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
HSBC Bank PLC
(b)
02/09/28
$ 12,899,404 $ (210,366)
(c)
$ 12,702,596 0.4%
Monthly
JPMorgan Chase Bank NA
(d)
02/10/25
593,351 (10,385)
(e)
583,225 –
(f)
$ (220,751) $ 13,285,821
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(13,558) of net dividends and financing fees.
(e)
Amount includes $(259) of net dividends and financing fees.
(f)
Rounds to less than 0.1%.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Infrastructure ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) ( d)
Range: 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 9, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Building Products
Insteel Industries, Inc. .................... 96,068 $ 2,594,796 20.4%
a
Commercial Services & Supplies
Enviri Corp. ........................... 908,954 6,998,946 55.1
a
Water Utilities
Middlesex Water Co. .................... 59,070 3,108,854 24.5
a
Total Reference Entity — Long
12,702,596
Net Value of Reference Entity — HSBC Bank PLC ........ $ 12,702,596
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase
Bank NA as of period end, termination date February 10, 2025 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Building Products
Insteel Industries, Inc. .................... 6,442 $ 173,999 29.8%
a
Commercial Services & Supplies
Enviri Corp. ........................... 25,102 193,285 33.2
a
Water Utilities
Middlesex Water Co. .................... 4,103 215,941 37.0
a
Total Reference Entity — Long
583,225
Net Value of Reference Entity — JPMorgan Chase Bank NA . $ 583,225

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 3,089,249,569  $ —  $ —  $ 3,089,249,569
Short-Term Securities
Money Market Funds ..................................... 31,472,314  —  —  31,472,314
$ 3,120,721,883  $ —  $ —  $ 3,120,721,883
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ 13,738  $ —  $ —  $ 13,738
Liabilities
Equity Contracts .......................................... (30,479) (220,751) —  (251,230)
$ (16,741) $ (220,751) $ —  $ (237,492)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)